UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22779

Nuveen Intermediate Duration Quality Municipal Term Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Intermediate Duration Quality Municipal Term Fund (NIQ)
	February 28, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 127.2% (100.0% of Total Investments)

	MUNICIPAL BONDS – 127.2% (100.0% of Total Investments)

	Alabama – 3.3% (2.6% of Total Investments)
$ 2,000	Alabama Federal Aid Highway Finance Authority, Federal Highway Grant Anticipation Revenue	9/22 at 100.00	AA	$ 3,556,600
	Bonds, Tender Option Bond Trust 2013-2W, 22.658%, 9/01/26 (IF) (4)
2,500	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A, 5.000%,	4/15 at 100.00	AA–	2,501,075
	4/01/22 – NPFG Insured
4,500	Total Alabama			6,057,675
	Arizona – 2.1% (1.7% of Total Investments)
455	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes	10/16 at 100.00	N/R	459,855
	Campus Project, Series 2006, 5.100%, 10/01/22
	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children’s Hospital,
	Series 2013D:
965	5.000%, 2/01/24	2/23 at 100.00	BBB+	1,124,543
1,065	5.000%, 2/01/26	2/23 at 100.00	BBB+	1,214,196
1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011,	No Opt. Call	Baa2	1,117,360
	5.000%, 7/01/19
3,485	Total Arizona			3,915,954
	California – 13.2% (10.4% of Total Investments)
3,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien	10/23 at 100.00	AA	3,547,470
	Series 2013A, 5.000%, 10/01/27 – AGM Insured
	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013:
560	5.000%, 10/01/19	No Opt. Call	Baa1	633,248
415	5.000%, 10/01/21	No Opt. Call	Baa1	478,798
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	2,539,710
	Bonds, Series 2007A-1, 5.000%, 6/01/33
	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax
	Allocation Bonds, Series 2007A:
1,320	5.500%, 9/01/17 – SYNCORA GTY Insured	No Opt. Call	N/R	1,402,632
660	5.500%, 9/01/27 – SYNCORA GTY Insured	No Opt. Call	N/R	689,093
1,265	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho	No Opt. Call	A–	1,418,457
	Vallecitos Mobile Home Park, Series 2013, 4.500%, 4/15/23
	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007:
1,400	5.000%, 6/01/21	6/17 at 100.00	B–	1,400,098
1,120	4.625%, 6/01/21	6/17 at 100.00	B–	1,107,467
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities
	District 31 Eastvale Area, Series 2013:
150	4.000%, 9/01/25	9/22 at 100.00	N/R	160,436
305	4.000%, 9/01/26	9/22 at 100.00	N/R	325,020
250	4.000%, 9/01/27	9/22 at 100.00	N/R	265,375
695	Monrovia Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Central	No Opt. Call	BBB	705,710
	Redevelopment Project Area 1, Refunding Subordinate Series 2012, 4.000%, 8/01/15
760	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	830,361
	5.250%, 11/01/21
1,810	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District	No Opt. Call	N/R	2,088,631
	2001-1, Senior Series 2013A, 5.000%, 9/01/22
185	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A,	No Opt. Call	A–	140,652
	0.000%, 10/01/26
400	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities	No Opt. Call	N/R	409,092
	Project, Series 2007, 5.100%, 6/01/17
	San Diego, California, Community Facilities District 3 Liberty Station Special Tax Refunding
	Bonds Series 2013:
395	5.000%, 9/01/15	No Opt. Call	N/R	402,675
340	5.000%, 9/01/17	No Opt. Call	N/R	366,622
1,080	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/15 at 100.00	AA–	1,101,848
	Project, Series 2005A, 5.000%, 8/01/17 – NPFG Insured
2,865	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	3,240,057
925	Washington Township Health Care District, California, Revenue Bonds, Series 2009A,	7/19 at 100.00	Baa1	1,066,109
	6.000%, 7/01/29
22,900	Total California			24,319,561
	Colorado – 3.8% (3.0% of Total Investments)
	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue
	Bonds, Pinnacle Charter School, Inc. K-8 Facility Project, Series 2013:
280	4.000%, 6/01/18	No Opt. Call	A	299,205
310	4.000%, 6/01/20	No Opt. Call	A	336,648
200	5.000%, 6/01/21	No Opt. Call	A	230,552
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Tender Option Bond Trust 3316:
100	22.933%, 9/01/22 (IF) (4)	No Opt. Call	Aa2	215,930
300	22.933%, 3/01/23 (IF) (4)	No Opt. Call	Aa2	658,260
430	22.881%, 3/01/24 (IF) (4)	No Opt. Call	Aa2	944,903
725	22.933%, 3/01/25 (IF) (4)	No Opt. Call	Aa2	1,555,524
200	22.933%, 9/01/25 (IF) (4)	No Opt. Call	Aa2	423,550
200	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	204,888
	Senior Lien Series 2006, 4.500%, 12/01/25 – SYNCORA GTY Insured
340	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AA–	293,117
	9/01/21 – NPFG Insured
1,535	Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and	12/17 at 100.00	BBB– (5)	1,730,973
	Improvement Bonds, Series 2008, 5.625%, 12/01/20 (Pre-refunded 12/01/17)
4,620	Total Colorado			6,893,550
	Florida – 8.5% (6.7% of Total Investments)
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,
	Series 2013A:
420	5.000%, 11/15/20	No Opt. Call	BBB	471,967
150	5.000%, 11/15/23	No Opt. Call	BBB	169,250
515	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1	No Opt. Call	N/R	538,221
	Project, Series 2013A, 5.500%, 11/01/23
1,270	Broward County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC	No Opt. Call	AA	1,457,477
	Project, Series 2013A, 5.000%, 4/01/23 – AGM Insured (Alternative Minimum Tax)
470	Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding Bonds, Aero Miami FX,	7/20 at 100.00	Baa3	522,062
	LLC Project, Series 2010A, 5.350%, 7/01/29
2,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University,	No Opt. Call	BBB–	2,110,740
	Refunding Series 2013A, 4.500%, 6/01/23
2,960	Florida Municipal Power Agency, Revenue Bonds, Saint Lucie Project, Refunding Series 2012A,	No Opt. Call	A2	3,435,583
	5.000%, 10/01/26
	Martin County Industrial Development Authority, Florida, Industrial Development Revenue
	Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
2,535	3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	2,654,018
500	4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	515,920
1,400	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,	No Opt. Call	BBB+	1,597,708
	Series 2013A, 5.000%, 11/01/22
250	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.750%, 10/01/22	10/17 at 100.00	BBB–	270,675
305	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue	No Opt. Call	BBB+	352,812
	Bonds, Series 2014A-1, 5.000%, 3/01/24
1,510	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds,	No Opt. Call	N/R	1,506,331
	Refunding Series 2013, 4.000%, 5/01/23
14,285	Total Florida			15,602,764
	Georgia – 3.8% (3.0% of Total Investments)
1,025	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 4.000%, 7/01/22	No Opt. Call	A–	1,110,024
1,000	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	1,009,870
2,000	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A,	2/16 at 100.00	N/R	2,021,720
	5.000%, 2/01/34 – SYNCORA GTY Insured
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center,	No Opt. Call	A2	2,096,280
	Inc. Project, Refunding Series 2009B, 5.000%, 3/15/16
925	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2012A-2, 3.930%, 7/01/26	7/15 at 100.00	N/R	793,013
6,950	Total Georgia			7,030,907
	Idaho – 0.6% (0.4% of Total Investments)
1,000	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BB+	1,034,200
	Hospital, Series 2006, 5.250%, 9/01/20
	Illinois – 10.5% (8.3% of Total Investments)
2,500	Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 1354, 21.098%,	11/22 at 100.00	AA	4,031,900
	11/15/25 (IF) (4)
1,190	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim	1/18 at 102.00	N/R	1,299,480
	Redevelopment Project, Series 2008, 6.550%, 1/01/20
1,775	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series	No Opt. Call	AA–	2,075,099
	2014A, 5.000%, 12/01/19
1,000	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	12/16 at 100.00	BBB	1,020,630
	Series 2007, 5.000%, 12/01/26
1,500	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A,	8/15 at 100.00	BB–	1,500,675
	5.375%, 2/15/25
2,680	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	4/16 at 100.00	Baa3	2,696,884
	2006A, 5.000%, 4/01/24
250	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A,	5/17 at 100.00	N/R	254,778
	5.500%, 5/15/26
5,000	Illinois State, General Obligation Bonds, Series 2013, 5.000%, 7/01/23 (4)	No Opt. Call	A–	5,664,250
1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville	No Opt. Call	AA	806,610
	Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured
16,895	Total Illinois			19,350,306
	Indiana – 1.3% (1.0% of Total Investments)
1,180	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School	3/23 at 100.00	BB–	1,182,218
	Project, Series 2013A, 6.000%, 3/01/33
1,145	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	1/17 at 100.00	BBB	1,226,730
	Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)
2,325	Total Indiana			2,408,948
	Iowa – 2.8% (2.2% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,031,860
	5.500%, 7/01/25
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	2,130,420
	Project, Series 2013, 5.000%, 12/01/19
2,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	1,913,560
	5.600%, 6/01/34
5,000	Total Iowa			5,075,840
	Kentucky – 2.0% (1.6% of Total Investments)
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,
	Louisville Arena Authority, Inc., Series 2008-A1:
1,320	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA	1,418,498
115	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	124,223
3,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	No Opt. Call	Baa3	2,181,480
	Downtown Crossing Project, Capital Appreciation Series 2013B, 0.000%, 7/01/23
4,435	Total Kentucky			3,724,201
	Louisiana – 0.9% (0.7% of Total Investments)
500	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB+	558,855
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
1,000	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/22	No Opt. Call	BBB+	1,183,070
1,500	Total Louisiana			1,741,925
	Maine – 2.4% (1.9% of Total Investments)
1,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	Baa1	1,094,430
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
620	5.000%, 7/01/25	No Opt. Call	A	746,443
340	5.000%, 7/01/27	No Opt. Call	A	401,577
1,850	5.000%, 7/01/29	No Opt. Call	A	2,156,064
3,810	Total Maine			4,398,514
	Maryland – 1.0% (0.7% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial
	Hospital Issue, Series 2012A:
195	5.000%, 7/01/20	No Opt. Call	Baa1	224,242
275	5.000%, 7/01/22	No Opt. Call	Baa1	320,364
1,000	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds,	No Opt. Call	AAA	1,206,760
	Series 2011A, 5.000%, 9/15/22 (4)
1,470	Total Maryland			1,751,366
	Massachusetts – 1.9% (1.5% of Total Investments)
420	Massachusetts Development Finance Agency Revenue Bonds, Boston Medical Center Issue, Series	7/22 at 100.00	BBB	452,432
	2012C, 5.000%, 7/01/29
	Massachusetts Development Finance Agency Revenue Bonds, Boston Medical Center Issue,
	Series 2012C:
80	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	97,754
500	5.000%, 7/01/29 (Pre-refunded 7/01/22)	7/22 at 100.00	Baa2 (5)	610,960
250	Massachusetts Development Finance Agency, First Mortgage Revenue Bonds, Brookhaven at	9/15 at 100.00	A+	250,425
	Lexington Project, Series 2005A, 5.000%, 3/01/35 – RAAI Insured
1,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Covanta Energy	No Opt. Call	BB+	1,031,710
	Project, Series 2012A, 4.875%, 11/01/27 (Alternative Minimum Tax)
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
140	5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	7/15 at 100.00	N/R	140,204
1,000	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/15 at 100.00	N/R	1,000,200
3,390	Total Massachusetts			3,583,685
	Michigan – 10.3% (8.1% of Total Investments)
1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option	No Opt. Call	AA	1,925,700
	Bond Trust 3308, 23.108%, 11/01/26 – AGM Insured (IF) (4)
126	Detroit, Michigan, General Obligation Bonds, Refunding Series 2005C, 5.000%, 4/01/15 –	No Opt. Call	AA	125,923
	AGM Insured
62	Detroit, Michigan, General Obligation Bonds, Series 2005A, 5.000%, 4/01/25 – AGM Insured	4/16 at 100.00	AA	63,601
500	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AA–	503,420
	7/01/35 – NPFG Insured
	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B:
50	5.000%, 7/01/33 – NPFG Insured	7/16 at 100.00	AA–	51,326
60	5.000%, 7/01/33 – FGIC Insured	7/16 at 100.00	AA–	61,591
1,260	5.000%, 7/01/36 – MBIA-NPFG Insured	7/16 at 100.00	AA–	1,293,415
735	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%,	7/15 at 100.00	AA–	737,528
	7/01/34 – NPFG Insured
250	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A, 5.000%,	7/16 at 100.00	AA	256,865
	7/01/34 – AGM Insured
290	Detroit, Michigan, Water Supply System Second Lien Revenue Refunding Bonds, Series 2006C,	No Opt. Call	AA	297,963
	5.000%, 7/01/33 – AGM Insured
165	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%,	7/15 at 100.00	A3	165,568
	7/01/34 – NPFG Insured
440	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003D. RMKTD, 5.000%,	No Opt. Call	AA–	451,669
	7/01/33 – NPFG Insured
10	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D,	7/16 at 100.00	AA	10,273
	5.000%, 7/01/32 – AGM Insured
730	Flint Hospital Building Authority, Michigan, Building Authority Revenue Bonds, Hurley Medical	No Opt. Call	Ba1	758,207
	Center, Series 2013A, 5.000%, 7/01/23
338	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax	4/16 at 100.00	AA	346,727
	General Obligation Bonds, Series 2014G-8A, 5.000%, 4/01/25 – AGM Insured
684	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax	No Opt. Call	AA	686,483
	General Obligation Bonds, Series 2014G-9A, 5.000%, 4/01/15 – AGM Insured
2,020	Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital Medical Center,	No Opt. Call	BBB	1,986,791
	Refunding Series 2012A, 4.125%, 6/01/32
3,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	No Opt. Call	AA	3,503,850
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1,
	5.000%, 7/01/23 – AGM Insured
220	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old	No Opt. Call	BB	224,803
	Redford Academy Project, Series 2010A, 5.250%, 12/01/20
1,405	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Tender Option Bond	No Opt. Call	AA	2,460,815
	Trust 4286, 22.783%, 12/01/18 (IF) (4)
2,900	Taylor Brownfield Redevelopment Authority, Wayne County, Michigan, Tax Increment Bonds, Series	5/15 at 100.00	AA– (5)	2,925,143
	2005A, 5.000%, 5/01/29 (Pre-refunded 5/01/15) – NPFG Insured
16,245	Total Michigan			18,837,661
	Minnesota – 1.6% (1.2% of Total Investments)
750	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project,	No Opt. Call	A–	871,972
	Series 2013, 5.000%, 7/01/20
	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Saint Paul
	Conservatory for Performing Artists Charter School Project, Series 2013A:
205	3.550%, 3/01/21	No Opt. Call	BBB–	206,642
100	3.700%, 3/01/22	No Opt. Call	BBB–	101,227
	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd
	Lutheran Home, Refunding Series 2013:
610	5.000%, 1/01/17	No Opt. Call	N/R	638,542
500	5.000%, 1/01/18	No Opt. Call	N/R	532,115
500	5.000%, 1/01/19	No Opt. Call	N/R	538,200
2,665	Total Minnesota			2,888,698
	Mississippi – 2.5% (2.0% of Total Investments)
	Mississippi Development Bank Special Obligation Bonds, Marshall County Industrial Development
	Authority, Mississippi Highway Construction Project, Tender Option Bond Trust 3315:
800	22.933%, 1/01/20 (IF) (4)	No Opt. Call	AA–	1,480,240
1,000	22.933%, 1/01/20 (IF) (4)	No Opt. Call	AA–	1,798,750
200	22.933%, 1/01/20 (IF) (4)	No Opt. Call	AA–	350,240
1,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, South Central Regional	12/16 at 100.00	BBB	1,050,220
	Medical Center, Refunding & Improvement Series 2006, 5.250%, 12/01/21
3,000	Total Mississippi			4,679,450
	Missouri – 2.9% (2.3% of Total Investments)
610	Franklin County Industrial Development Authority, Missouri, Sales Tax Refunding Revenue Bonds,	11/20 at 100.00	N/R	635,230
	Phoenix Center II Community Improvement District Project, Series 2013A, 4.000%, 11/01/25
1,000	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds,	6/16 at 100.00	N/R	1,021,420
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
3,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point	No Opt. Call	A–	3,604,500
	Project, Refunding Series 2014A, 5.000%, 1/01/23
4,610	Total Missouri			5,261,150
	Nebraska – 1.8% (1.4% of Total Investments)
3,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	3,338,940
	5.000%, 9/01/32
	New Jersey – 11.8% (9.3% of Total Investments)
	Atlantic City, New Jersey, General Obligation Bonds, Tax Appeal Series 2012:
1,425	4.000%, 11/01/23 – AGM Insured	11/22 at 100.00	AA	1,501,665
4,805	4.000%, 11/01/24 – AGM Insured	11/22 at 100.00	AA	5,011,327
2,405	4.000%, 11/01/25 – AGM Insured	11/22 at 100.00	AA	2,484,149
615	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy	No Opt. Call	B	509,140
	Charter School Project, Series 2013A, 5.150%, 8/01/23
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
2,000	5.000%, 6/15/24	6/22 at 100.00	BBB+	2,264,600
1,000	5.000%, 6/15/28	No Opt. Call	BBB+	1,103,480
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge
	Replacement Project, Series 2013:
860	5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	BBB–	993,403
500	5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB–	583,650
500	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	BBB–	586,015
620	5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB–	721,847
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/25 at 100.00	A–	927,850
	Bonds, Tender Option Bond Trust 1151, 2.940%, 9/01/25 (IF) (4)
1,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/22 at 101.00	B+	1,095,710
	Airlines Inc., Series 1999, 5.250%, 9/15/29 (Alternative Minimum Tax)
1,045	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	1,112,726
	University Hospital, Series 2007, 5.250%, 7/01/21
195	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	No Opt. Call	BBB–	210,308
	Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B	2,567,460
	Series 2007-1A, 5.000%, 6/01/29
20,970	Total New Jersey			21,673,330
	New York – 3.7% (2.9% of Total Investments)
500	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds,	No Opt. Call	A+	556,540
	Refunding Series 2014, 5.000%, 1/01/18
	New York City Industrial Development Agency, New York, American Airlines-JFK International
	Airport Special Facility Revenue Bonds, Series 2005:
745	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	785,737
2,000	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	2,179,960
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn
	College of Aeronautics, Series 2006A:
195	5.000%, 12/01/16	No Opt. Call	BB	202,964
1,800	5.000%, 12/01/21	12/16 at 100.00	BB	1,904,454
130	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	No Opt. Call	BB	135,309
	College of Aeronautics, Series 2006B, 5.000%, 12/01/16
1,000	Suffolk County Industrial Development Agency, New York, Continuing Care Retirement Community	11/16 at 100.00	BBB–	1,032,030
	Revenue Bonds, Jefferson’s Ferry Project, Series 2006, 5.000%, 11/01/28
6,370	Total New York			6,796,994
	North Carolina – 0.9% (0.7% of Total Investments)
1,040	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	No Opt. Call	Baa1	1,184,196
	1993B, 6.000%, 1/01/18 – AMBAC Insured
400	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	No Opt. Call	AA	440,840
	5.250%, 1/01/25 – AGC Insured
1,440	Total North Carolina			1,625,036
	Ohio – 4.1% (3.2% of Total Investments)
3,500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	2,994,810
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/30
2,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	2,271,000
	Project, Series 2009E, 5.625%, 10/01/19
2,000	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008,	12/18 at 100.00	A–	2,285,200
	5.750%, 12/01/28
7,500	Total Ohio			7,551,010
	Oregon – 0.6% (0.5% of Total Investments)
965	Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and Refunding Bonds, Columbia	No Opt. Call	BBB–	1,086,030
	Memorial Hospital, Series 2012, 5.000%, 8/01/22
	Pennsylvania – 4.3% (3.4% of Total Investments)
90	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services	No Opt. Call	BBB–	95,844
	Inc. – Student Housing Project at Millersville University, Series 2013, 4.000%, 7/01/19
	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University
	Project, Series 2013:
465	4.000%, 5/01/20	No Opt. Call	BBB	510,128
480	4.000%, 5/01/21	No Opt. Call	BBB	525,005
500	4.000%, 5/01/22	No Opt. Call	BBB	545,550
520	4.000%, 5/01/23	No Opt. Call	BBB	567,299
2,190	Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue Bonds, Series 2012A, 5.000%,	No Opt. Call	AA	2,487,906
	6/01/21 – AGM Insured
	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan
	Hospital Project, Series 2002:
255	5.900%, 11/15/28	5/15 at 100.00	B+	255,209
1,000	6.000%, 11/15/35	5/15 at 100.00	B+	1,000,600
1,000	Pittsburgh Water and Sewerage Authority, Pennsylvania, First Lien Water and Sewerage System	9/15 at 100.00	AA– (5)	1,024,950
	Revenue Bonds, Series 2005, 5.000%, 9/01/19 (Pre-refunded 9/01/15) – NPFG Insured
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
370	5.000%, 12/01/20	No Opt. Call	BBB–	423,813
435	5.000%, 12/01/21	No Opt. Call	BBB–	500,176
7,305	Total Pennsylvania			7,936,480
	Rhode Island – 3.6% (2.8% of Total Investments)
4,000	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program	5/19 at 100.00	A3	4,541,920
	Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 – AGC Insured
2,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	BBB–	2,008,880
	Series 2002A, 6.250%, 6/01/42
6,000	Total Rhode Island			6,550,800
	South Carolina – 1.9% (1.5% of Total Investments)
1,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2010-A2,	No Opt. Call	A–	1,110,690
	5.000%, 1/01/18
2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series	6/24 at 100.00	AA–	2,309,020
	2014B, 5.000%, 12/01/31
3,000	Total South Carolina			3,419,710
	Tennessee – 6.1% (4.8% of Total Investments)
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue
	Refunding Bonds, Covenant Health, Series 2012A:
1,440	5.000%, 1/01/25	No Opt. Call	A	1,686,557
2,000	5.000%, 1/01/26	No Opt. Call	A	2,327,000
2,000	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B,	7/20 at 100.00	A	2,351,720
	5.750%, 7/01/22 (Alternative Minimum Tax)
400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	466,940
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
1,020	5.000%, 2/01/21	No Opt. Call	A	1,157,863
1,490	5.000%, 2/01/24	No Opt. Call	A	1,721,844
1,365	5.000%, 2/01/25	No Opt. Call	A	1,585,147
9,715	Total Tennessee			11,297,071
	Texas – 8.7% (6.8% of Total Investments)
200	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010,	1/20 at 100.00	BBB	228,926
	5.750%, 1/01/25
500	Central Texas Regional Mobility Authority, Revenue Bonds, Subordinate Lien Refunding Series	No Opt. Call	BBB–	561,935
	2013, 5.000%, 1/01/22
685	Denton County Fresh Water Supply District 7, Texas, General Obligation Bonds, Refunding Series	No Opt. Call	AA	740,643
	2013, 4.000%, 2/15/21 – AGM Insured
2,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB	2,111,160
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
230	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series	No Opt. Call	A3	270,563
	2014C, 5.000%, 11/15/22
515	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	598,348
	Facilities Department, Refunding Series 2011A, 5.250%, 9/01/19
	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B:
465	4.000%, 8/15/22	8/19 at 100.00	BBB+	489,106
535	4.000%, 8/15/23	8/19 at 100.00	BBB+	559,294
875	Lewisville, Texas, Combination Contract Revenue and Special Assessment Bonds, Lewisville	No Opt. Call	N/R	877,153
	Castle Hills Public Improvement District 3 Project, Series 2004, 6.125%, 9/01/29 – ACA Insured
100	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	No Opt. Call	BBB	115,211
	Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%,
	11/01/20 (Alternative Minimum Tax)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Tender Option Bond Trust 1149:
100	22.090%, 8/15/22 (IF) (4)	No Opt. Call	AA–	193,565
155	21.884%, 8/15/24 (IF) (4)	8/23 at 100.00	AA–	297,064
200	22.090%, 8/15/26 (IF) (4)	8/23 at 100.00	AA–	365,750
175	21.843%, 8/15/27 (IF) (4)	8/23 at 100.00	AA–	311,888
3,000	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A–	3,742,230
	Lien Series 2008D, 6.250%, 12/15/26
3,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	3,363,420
	2012, 5.000%, 12/15/27
230	Texas Public Finance Authority Charter School Finance Corporation, Education Revenue Bonds,	12/17 at 100.00	BBB–	247,441
	Uplift Education, Series 2007A, 5.750%, 12/01/27
360	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,	5/21 at 100.00	BBB+	426,265
	Series 2011, 6.000%, 5/01/23
460	Waco Health Facilities Development Corporation, Texas, Hillcrest Health System Project, FHA	8/16 at 100.00	AA– (5)	491,004
	Insured Mortgage Revenue Bonds, Series 2006A, 5.000%, 8/01/31 (Pre-refunded 8/01/16) –
	NPFG Insured
13,785	Total Texas			15,990,966
	Utah – 1.8% (1.4% of Total Investments)
3,000	Salt Lake County, Utah, Research Facility Revenue Bonds, Huntsman Cancer Foundation, Series	12/18 at 100.00	N/R	3,221,730
	2013A-1, 5.000%, 12/01/33 (Mandatory put 12/15/20)
	Vermont – 0.5% (0.4% of Total Investments)
900	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste	No Opt. Call	B+	919,422
	Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/02/18) (Alternative
	Minimum Tax)
	Virgin Islands – 1.2% (0.9% of Total Investments)
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	AA	2,181,720
	2012A, 4.000%, 10/01/22 – AGM Insured
	Virginia – 0.3% (0.3% of Total Investments)
535	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A,	No Opt. Call	BBB	602,266
	5.000%, 7/15/21
	Wisconsin – 0.5% (0.4% of Total Investments)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond
	Trust 4287:
50	21.304%, 4/01/20 (IF) (4)	No Opt. Call	Aa3	97,050
100	22.163%, 10/01/20 (IF) (4)	No Opt. Call	Aa3	204,625
185	21.757%, 10/01/20 (IF) (4)	No Opt. Call	Aa3	359,466
100	22.163%, 10/01/20 (IF) (4)	No Opt. Call	Aa3	188,570
435	Total Wisconsin			849,711
$ 210,005	Total Long-Term Investments (cost $229,438,082)			233,597,571
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (29.9)% (6)			(55,000,000)
	Other Assets Less Liabilities – 2.7% (7)			4,992,984
	Net Assets Applicable to Common Shares – 100%			$ 183,590,555

Investments in Derivatives as of February 28, 2015
Credit Default Swaps outstanding:
			Current					Unrealized
		Buy/Sell	Credit	Notional	Fixed Rate	Termination		Appreciation
Counterparty	Referenced Entity	Protection (8)	Spread (9)	Amount	(Annualized)	Date	Value	(Depreciation)
Citibank N.A.	Commonwealth of Puerto Rico	Buy	28.5%-30.0%	$1,930,000	5.000%	12/20/19	$542,469	$99,740

Interest Rate Swaps outstanding:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (10)	Date	(Depreciation)
Barclays Bank PLC	$ 5,000,000	Receive	3-Month USD-LIBOR-BBA	2.735%	Semi-Annually	5/05/15	5/05/25	$ (255,653)
JPMorgan	18,500,000	Receive	Weekly USD-SIFMA	2.173	Quarterly	8/18/15	8/18/22	(755,256)
JPMorgan	10,400,000	Receive	Weekly USD-SIFMA	2.580	Quarterly	6/12/15	6/12/25	(809,373)
	$33,900,000							$(1,820,282)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$233,597,571	$ —	$233,597,571
Investments in Derivatives:
Credit Default Swaps*	—	99,740	—	99,740
Interest Rate Swaps*	—	(1,820,282)	—	(1,820,282)
Total	$ —	$231,877,029	$ —	$231,877,029
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2015, the cost of investments (excluding investments in derivatives) was $229,348,177.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of February 28, 2015, were as follows:

Gross unrealized:
Appreciation	$ 5,777,401
Depreciation	(1,528,007)
Net unrealized appreciation (depreciation) of investments	$ 4,249,394

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total
Investments is 23.5%.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.
(8)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity.
Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(9)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.
(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(IF)	Inverse floating rate investment.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate British Bankers’ Association.
USD-SIFMA	United States Dollar-Securities Industry and Financial Markets Association.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Intermediate Duration Quality Municipal Term Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 29, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 29, 2015